Other Receivables and Prepaid Expenses (Details) - Mr. Huajun Gao and Mr. Aimin Kong [Member] - USD ($) $ in Millions	May 31, 2024	Dec. 31, 2023
Other Receivables and Prepaid Expenses [Line Items]
Interest percentage		10.70%
Equity financing amount (in Dollars)	$ 14
Beneficial interest rate	2.60%